Summary of Significant Accounting Policies (Schedule of Property and Equipment of Estimated Useful Lives) (Detail)	12 Months Ended
Dec. 31, 2019
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in years)	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in description)	Lesser of useful life or term of lease
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in description)	3-5 years
Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in description)	Greater of lease term or 5-10 years
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life (in years)	3 years